Label		Element	Value
(Oppenheimer Gold & Special Minerals Fund)
Prospectus:		rr_ProspectusTable
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 50 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that are involved in mining, processing or dealing in gold or other metals or minerals, gold bullion, other physical metals, and precious metals-related ETF's and may invest all of its assets in those securities. Under normal market conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in those securities.

The Fund may invest up to 20% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. The Fund's investment in Gold ETFs is subject to this investment restriction.

The Fund may invest in U.S. or foreign companies, including companies in developing or emerging markets. The Fund has no limit on its foreign investments. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

The Fund relies primarily on evaluations of a company's fundamentals. It also uses a proprietary model that is designed to assess a company's financial statements and management structure, as well as the company's operations and new developments. To arrive at buy and sell decisions, the Fund considers the growth potential and the valuations of the stocks of particular companies, and ranks the companies that have been reviewed by the model.

The Fund can also invest up to 25% of its total assets in the Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., which is a wholly-owned and controlled subsidiary of the Fund (the "Subsidiary"). The Subsidiary will invest primarily in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion ("Gold ETFs"), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The Fund's investment in the Subsidiary may vary based on the portfolio manager's use of gold bullion and other precious metals, Gold ETFs, different types of commodity-linked derivatives, fixed-income securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund include the Fund's indirect investments through the Subsidiary.

Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Mining & Metal Industry Securities. Investments in mining and metal industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. The special risks of mining and metal industry investments include:

  changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments;

  the United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons;

  the principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, Russia and certain other former Soviet Union countries, South Africa and the United States, the governments of which may pass laws or regulations limiting metal investments for strategic or other policy reasons; and

  increased environmental or labor costs may depress the value of mining and metal investments.

Risks of Investing in Gold Bullion. To the extent the Fund invests in gold bullion, appreciation in the market price is the sole manner in which the Fund can realize gains, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Investments in metals entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income might become subject to income taxes, reducing returns to shareholders.

Risks of Investing in Gold ETFs. An exchange-traded fund that invests in gold bullion ("Gold ETF") is a publicly-traded investment entity that acquires and physically holds gold bullion, the shares of which are intended to reflect the price performance of gold bullion. A Gold ETF will sell gold from time to time to pay expenses, which will reduce the amount of gold represented by each ETF share. Investment in a Gold ETF is subject to the same risks of investing directly in gold bullion, including tax risk. The market value of Gold ETF shares may differ from their net asset value because the supply and demand of Gold ETF shares may be different from the supply and demand for the underlying asset. The Fund will indirectly bear its proportionate share of the management fees associated with Gold ETFs. It is possible that a Gold ETF in which the Fund invests may have to liquidate its holdings at a time when the price of gold is falling.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in mining and metals, the Fund may perform poorly during a downturn in that industry.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets . Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code and its income may become subject to income taxes, reducing returns to shareholders.

Risks of Small- and Mid-Cap Companies. The prices of securities issued by small- and mid-cap companies may be more volatile and such securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or their securities may not provide capital gains for some time, if at all.

Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term in a fund that emphasizes investments in the gold and precious minerals industries. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund that emphasizes its investments in those industries and the special risks of investing in both developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Lose Money [Text]		rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GoldSpecialMineralsFund

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 25.56% (3rd Qtr 12) and the lowest return for a calendar quarter was -36.56% (3rd Qtr 08). For the period from January 1, 2015 through June 30, 2015 the cumulative return before sales charges and taxes was -6.93%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/GoldSpecialMineralsFund
(Oppenheimer Gold & Special Minerals Fund) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	10.20%
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	6.03%
(Oppenheimer Gold & Special Minerals Fund) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years (or life of class, if less)	[2]	rr_AverageAnnualReturnYear05	15.70%
(Oppenheimer Gold & Special Minerals Fund) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
5 Years (or life of class, if less)	[3]	rr_AverageAnnualReturnYear05	13.52%
(Oppenheimer Gold & Special Minerals Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[4]	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,981
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,981
Annual Return 2005		rr_AnnualReturn2005	31.92%
Annual Return 2006		rr_AnnualReturn2006	43.64%
Annual Return 2007		rr_AnnualReturn2007	30.28%
Annual Return 2008		rr_AnnualReturn2008	(39.11%)
Annual Return 2009		rr_AnnualReturn2009	79.32%
Annual Return 2010		rr_AnnualReturn2010	54.50%
Annual Return 2011		rr_AnnualReturn2011	(25.69%)
Annual Return 2012		rr_AnnualReturn2012	(9.14%)
Annual Return 2013		rr_AnnualReturn2013	(47.83%)
Annual Return 2014		rr_AnnualReturn2014	(15.39%)
Year to Date Return, Label		rr_YearToDateReturnLabel	For the period from January 1, 2015 through June 30, 2015 the cumulative return before sales charges and taxes was -6.93%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(6.93%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 25.56% (3rd Qtr 12)
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.56%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -36.56% (3rd Qtr 08)
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(36.56%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	(20.25%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(15.37%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	1.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 1983
(Oppenheimer Gold & Special Minerals Fund) | Class A | Return After Taxes on Distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(21.10%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(15.89%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	0.40%
(Oppenheimer Gold & Special Minerals Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(11.51%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(9.60%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	2.12%
(Oppenheimer Gold & Special Minerals Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	[4]	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,278
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,952
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	625
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,952
1 Year		rr_AverageAnnualReturnYear01	(20.17%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(15.35%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	1.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
(Oppenheimer Gold & Special Minerals Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[4]	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,072
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,324
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,072
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,324
1 Year		rr_AverageAnnualReturnYear01	(16.79%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(14.99%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	1.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
(Oppenheimer Gold & Special Minerals Fund) | Class R
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[4]	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,776
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,776
1 Year		rr_AverageAnnualReturnYear01	(16.38%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(14.62%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10	1.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2001
(Oppenheimer Gold & Special Minerals Fund) | Class Y
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[4]	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,202
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	308
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	538
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,202
1 Year		rr_AverageAnnualReturnYear01	(15.19%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(20.72%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
(Oppenheimer Gold & Special Minerals Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[4]	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	964
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	244
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	429
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 964
1 Year		rr_AverageAnnualReturnYear01	(14.96%)
5 Years (or life of class, if less)		rr_AverageAnnualReturnYear05	(34.37%)
10 Years (or life of class, if less)		rr_AverageAnnualReturnYear10
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 26, 2012

[1]	Expenses have been restated to reflect current fees.
[2]	As of 10/31/2012.
[3]	As of 08/31/2010.
[4]	"Management Fees" reflects the gross management fee paid to the Manager by the Fund and the gross management fee of the Subsidiary for the Fund's most recent fiscal year.
[5]	After discussions with the Fund's Board, the Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board.